LEASES (Schedule of Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
2026	$ 721
2027	714
2028	680
2029	646
2030	646
2031 and on	131
Total operating lease payments	3,538
Less: imputed interest	578
Present value of lease liabilities	2,960
Lease liabilities, current	521	$ 448
Lease liabilities, non- current	2,439	$ 2,464
Present value of lease liabilities	$ 2,960